Investment in Associates and Joint Venture	12 Months Ended
Dec. 31, 2017
Investment in Associates and Joint Venture
Investment in Associates and Joint Venture

5. Investment in Associates and Joint Venture

        The Group participates in the following associates and joint venture:

		% of ownership interest
	Country of incorporation			Nature of relationship	Measurement method	Principal activity
Name		2016	2017
Egypt LNG Shipping Ltd.(1)	Bermuda	25%	25%	Associate	Equity method	Vessel-owning company
Gastrade(2)	Greece	—	20%	Associate	Equity method	Service company
The Cool Pool Limited(3)	Marshall Islands	33.33%	33.33%	Joint venture	Equity method	Service company

(1)	Egypt LNG Shipping Ltd. owns and operates a 145,000 cbm LNG vessel built in 2007.
(2)

Gastrade is a private limited company licensed to develop an independent natural gas system offshore Alexandroupolis in Northern Greece utilizing a floating storage and regasification unit ("FSRU") along with other fixed infrastructure.

(3)	The Cool Pool Limited is the commercial manager of the Cool Pool acting as an agent (Note 1).

        Investment in associates and joint venture consist of the following:

	Associates		Joint Venture
	2016	2017	2016	2017
As of January 1,	6,219	6,265	55	—
Additions/(write-offs)	—	14,125	(55)	—
Share of profit of associate	1,422	1,159	—	—
Return of investment from associate	(137)	(59)	—	—
Dividend declared	(1,239)	(690)	—	—

As of December 31,	6,265	20,800	—	—

        The additions of $14,125 relate to the investment in Gastrade. On February 9, 2017, GasLog acquired a 20% shareholding in Gastrade, a private limited company licensed to develop an independent natural gas system offshore Alexandroupolis in Northern Greece utilizing an FSRU along with other fixed infrastructure.

        Summarized financial information in respect of the associates and the joint venture is set out below:

	Associates		Joint Venture
	2016	2017	2016	2017
Current
Total current assets	20,813	16,944	9,695	40,661
Total current liabilities	(12,590)	(12,324)	(9,695)	(40,661)
Non-current
Total non-current assets	123,628	121,158	—	—
Total non-current liabilities	(106,790)	(99,086)	—	—

Net assets	25,061	26,692	—	—

Group's share	6,265	6,673	—	—

	Associates			Joint Venture
	2015	2016	2017	2015	2016	2017
Revenues	18,694	16,636	19,627	8,336	73,348	159,460
Profit for the year	4,863	5,686	4,637	—	—	—
Total comprehensive income for the year	4,863	5,686	4,637	—	—	—

Group's share in profit	1,216	1,422	1,159	—	—	—

Dividend declared	(6,400)	(4,950)	(2,759)	—	—	—

Group's share in dividend	1,600	1,239	690	—	—	—